INCOME TAXES - Summary of Principal Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets, Net [Abstract]
Compensation and severance	$ 14,382	$ 17,776
Net operating loss, capital loss and tax credits carried forward	50,853	38,021
Lease liability	35,404	38,233
Accrued expenses	30,880	0
Other	6,077	10,380
Total gross deferred tax assets	137,596	104,410
Less: valuation allowance	(36,616)	(16,166)
Net deferred tax assets	100,980	88,244
Deferred Tax Liabilities, Gross [Abstract]
Property, buildings, and equipment	(35,022)	(34,701)
Loss contracts	(7,793)	(13,547)
Intangible assets	(374,606)	(416,618)
Lease asset	(34,201)	(37,101)
Investments	(7,755)	(6,681)
Other liabilities	0	(2,445)
Net deferred tax liabilities	(459,377)	(511,093)
Total net deferred tax (liabilities) assets	$ (358,397)	$ (422,849)